Leases - Schedule of Future Lease Liability for Operating and Finance Lease (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 95
2024	65
2025	50
2026	41
2027	25
Thereafter	73
Total lease payments	349
Less: imputed interest	(41)
Total	308	$ 344
Finance Leases
2023	8
2024	7
2025	5
2026	4
2027	2
Thereafter	2
Total lease payments	28
Less: imputed interest	(3)
Total	$ (25)	$ (17)